SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following table presents a reconciliation of Net loss to Adjusted EBITDA, which is not calculated or presented in accordance with GAAP, to the most directly comparable financial measures calculated and presented in accordance with GAAP:

	Year Ended December 31,
($ in thousands)	2024	2023
Net loss[1]	$(60,489)	$(179,852)
Depreciation and amortization	59,096	62,512
Interest expense, net	55,979	60,819
Income tax expense	49,873	32,950
Other expense (income), net	61,929	(1,740)
Fair value mark-up for acquired inventory	123	—
Adjustments for acquisition and other non-core costs	16,851	31,570
Impairment loss	2,320	151,017
Share-based compensation	14,164	16,356
Adjusted EBITDA (non-GAAP)	$199,846	$173,632
[1]Net loss includes amounts attributable to non-controlling interests.